Goodwill and Intangibles, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Goodwill and Intangibles, Net
Goodwill and Intangibles, Net

Note 7: Goodwill and Intangibles, Net

($ in thousands)	March 31, 2024	June 30, 2023
Goodwill, beginning of period	$89,116	$79,903
Additions from business acquisition	—	9,213
Goodwill, end of period	$89,116	$89,116

Intangibles, Net consists of the following at:

($in thousands)	March 31, 2024	June 30, 2023
Intangibles:
Customer Relationships	$78,000	$78,000
Trade Name - Alliance	5,200	5,200
Covenant Not to Compete	10	10
Mecca Customer Relationships	8,023	8,023
Customer List	12,760	12,760
Total	$103,993	$103,993
Accumulated Amortization	(89,637)	(86,637)
Intangibles, Net	$14,356	$17,356

During the three months ended March 31, 2024, and 2023, the Company recorded an amortization expense of $1.0 million, and during the nine months ended March 31, 2024, and 2023, the Company recorded an amortization expense of $3.0 million.

Expected amortization over the next five years including the remainder of fiscal 2024 and thereafter, as of March 31, 2024, is as follows:

($ in thousands)	Intangible Assets
Year Ended June 30
Remaining in fiscal year 2024	$976
2025	3,326
2026	3,014
2027	2,954
2028	1,931
Thereafter	2,155
Total Expected Amortization	$14,356

Note 6: Goodwill and Intangibles, Net

($ in thousands)
Goodwill, as of June 30, 2022	$79,903
Additions from business acquisition	9,213
Goodwill, as of June 30, 2023	$89,116

Intangibles, Net consists of the following at:

($in thousands)	June 30, 2023	June 30, 2022
Intangibles:
Customer Relationships	$78,000	$78,000
Trade Name - Alliance	5,200	5,200
Covenant Not to Compete	10	10
Mecca Customer Relationships	8,023	8,023
Customer List	12,760	9,760
Total	$103,993	$100,993
Accumulated Amortization	(86,637)	(82,229)
Intangibles, Net	$17,356	$18,764

During the year ended June 30, 2023, and 2022, the Company recorded amortization expense of $4.4 million and $5.2 million, respectively.

Expected amortization over the next five years and thereafter, as of June 30, 2023, is as follows:

($ in thousands)	Intangible Assets
Year Ended June 30
2024	$3,824
2025	3,251
2026	2,939
2027	2,879
2028	1,855
Thereafter	2,608
Total Expected Amortization	$17,356